Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of September 2012

Collection Period Start	1-Sep-12	Distribution Date	15-Oct-12
Collection Period End	30-Sep-12	30/360 Days	30
Beg. of Interest Period	17-Sep-12	Actual/360 Days	28
End of Interest Period	15-Oct-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,054,216,867.47	742,731,101.30	716,058,167.43	0.6792323
Total Securities		1,054,216,867.47	742,731,101.30	716,058,167.43	0.6792323
Class A-1 Notes	0.227950%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.700000%	100,000,000.00	47,575,495.38	39,954,657.13	0.3995466
Class A-2b Notes	0.400750%	250,000,000.00	118,938,738.45	99,886,642.83	0.3995466
Class A-3 Notes	1.040000%	339,000,000.00	339,000,000.00	339,000,000.00	1.0000000
Class A-4 Notes	1.240000%	58,000,000.00	58,000,000.00	58,000,000.00	1.0000000
Certificates	0.000000%	179,216,867.47	179,216,867.47	179,216,867.47	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	7,620,838.25	27,752.37	76.2083825	0.2775237
Class A-2b Notes	19,052,095.62	37,072.54	76.2083825	0.1482902
Class A-3 Notes	0.00	293,800.00	0.0000000	0.8666667
Class A-4 Notes	0.00	59,933.33	0.0000000	1.0333333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	26,672,933.87	418,558.24

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				8,784,720.91
Monthly Interest				3,708,888.27
Total Monthly Payments				12,493,609.18

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				449,450.64
Aggregate Sales Proceeds Advance				4,563,706.92
Total Advances				5,013,157.56

Vehicle Disposition Proceeds:
Reallocation Payments				8,818,780.14
Repurchase Payments				16,387.90
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				10,357,389.84
Excess Wear and Tear and Excess Mileage				54,193.68
Remaining Payoffs				0.00
Net Insurance Proceeds				515,819.29
Residual Value Surplus				203,548.18
Total Collections				37,472,885.77

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	8,392,778.14			540
Involuntary Repossession	161,626.00			10
Voluntary Repossession	195,966.00			10
Full Termination	-			-
Bankruptcy	68,410.00			4
Insurance Payoff		512,746.79		25
Customer Payoff			47,964.81	3
Grounding Dealer Payoff			6,523,528.13	296
Dealer Purchase			2,906,253.16	130
Total	8,818,780.14	512,746.79	9,477,746.10	1,018

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of September 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	38,016	818,071,616.52	7.00000%	742,731,101.30
Total Depreciation Received		(10,773,504.64)		(9,785,770.81)
Principal Amount of Gross Losses	(40)	(795,271.01)		(736,354.11)
Repurchase / Reallocation	(1)	(19,408.73)		(16,387.90)
Early Terminations	(375)	(6,665,857.93)		(6,026,565.38)
Scheduled Terminations	(513)	(11,057,880.94)		(10,107,855.67)
Pool Balance - End of Period	37,087	788,759,693.27		716,058,167.43

Remaining Pool Balance
Lease Payment				166,464,918.08
Residual Value				549,593,249.35
Total				716,058,167.43

III. DISTRIBUTIONS

Total Collections					37,472,885.77
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					37,472,885.77

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					255,155.14
3. Reimbursement of Sales Proceeds Advance					5,660,780.52
4. Servicing Fee:
Servicing Fee Due					618,942.58
Servicing Fee Paid					618,942.58
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					6,534,878.24

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					27,752.37

Class A-2 Notes Monthly Interest Paid					27,752.37
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					37,072.54

Class A-2 Notes Monthly Interest Paid					37,072.54
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					293,800.00

Class A-3 Notes Monthly Interest Paid					293,800.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of September 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	59,933.33

Class A-4 Notes Monthly Interest Paid	59,933.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	418,558.24
Total Note and Certificate Monthly Interest Paid	418,558.24
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	30,519,449.29

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	26,672,933.87

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	26,672,933.87
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,846,515.42

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of September 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,271,084.34
Required Reserve Account Amount		15,813,253.01
Beginning Reserve Account Balance		15,813,253.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,813,253.01
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,846,515.42
Gross Reserve Account Balance		19,659,768.43
Remaining Available Collections Released to Seller		3,846,515.42
Total Ending Reserve Account Balance		15,813,253.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		12.83
Monthly Prepayment Speed		100%
Lifetime Prepayment Speed		86%

	$	units
Recoveries of Defaulted and Casualty Receivables	984,861.95
Securitization Value of Defaulted Receivables and Casualty Receivables	736,354.11	40
Aggregate Defaulted and Casualty Gain (Loss)	248,507.84
Pool Balance at Beginning of Collection Period	742,731,101.30
Net Loss Ratio	0.0335%

Cumulative Net Losses for all Periods	0.0504%	531,063.12

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,998,800.96	208
61-90 Days Delinquent	484,495.63	26
91-120+ Days Delinquent	295,285.17	15
Total Delinquent Receivables:	4,778,581.76	249
60+ Days Delinquencies as Percentage of Receivables	0.10%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	8,392,778.14	534
Securitization Value	8,827,815.40
Aggregate Residual Gain (Loss)	(435,037.26)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	48,160,880.33	2,769
Cumulative Securitization Value	50,652,125.18
Cumulative Residual Gain (Loss)	(2,491,244.85)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		7,154,218.19
Reimbursement of Outstanding Advance		5,660,780.52
Additional Advances for current period		4,563,706.92
Ending Balance of Residual Advance		6,057,144.59

Beginning Balance of Payment Advance		694,019.30
Reimbursement of Outstanding Payment Advance		255,155.14
Additional Payment Advances for current period		449,450.64
Ending Balance of Payment Advance		888,314.80

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of September 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No